UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549
                     Form 13F

               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2000

Check here if Amendment [    ]; Amendment Number:  _____
     This Amendment (Check only one.):  [    ] is a restatement.
                                [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  DDJ Capital Management, LLC
Address:  141 Linden Street, Suite 4
       Wellesley, MA  02482-7910

Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Breazzano
Title: Member
Phone: 781-283-8500

Signature, Place, and Date of Signing:

/s/ David J. Breazzano                  Wellesley, MA  August 14, 2000

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[    ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by
     other reporting manager(s).)
[    ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are
     reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 109,016


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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Column 1     Column   Column  Colu         Colu       Colum  Column        Colu
             2        3       mn 4         mn 5       n 6    7             mn 8
                              Valu  Shrs          Pu  Inves  Other
Name of      Title    CUSIP   e     or     SH/P   t/  tment  Manage Sole   Shar  Non
Issuer       of               (x$1  prn    RN     Ca  discr  rs            ed    e
             Class            000)  amt           ll  etion
Sun Intl     ORD      P8797T  270   13,500 SH         SOLE          13,50
Hotels Ltd            133                                           0
Action       SB NT    004933  1,49  4,500  SH         SOLE          4,500
Performance  CV       AB3     6
Cos Inc      4.75%
             05
Ameristar    COM      03070Q  188   45,000 SH         SOLE          45,00
Casinos Inc           101                                           0
Argosy       COM      040228  216   15,000 SH         SOLE          15,00
Gaming Co             108                                           0
Bank         COM      063671  844   20,000 SH         SOLE          20,00
Montreal Que          101                                           0
Checkers     WT EXP   162809  271   94,963 SH         SOLE          94,96
Drive-In     122200   115                                           3
Restaurants
Digital Is   SUB NT   25385N  4,99  7,000  SH         SOLE          7,000
Inc Del      CV 6%    AA9     5
             05
E Machines   COM      29076P  54    20,000 SH         SOLE          20,00
Inc                   102                                           0
Forbes Medi- COM      344907  399   65,700 SH         SOLE          65,70
Tech Inc              100                                           0
Friendly Ice COM      358497  215   42,500 SH         SOLE          42,50
Cream Corp            105                                           0
New
Frontier     COM      359065  36,8  2,575, SH         SOLE          2,575
Airlines Inc          109     59    300                             ,300
New
Harrahs      COM      413619  209   10,000 SH         SOLE          10,00
Entmt Inc             107                                           0
Internet Cap SUB NT   46059C  7,63  11,650 SH         SOLE          11,65
Group Inc    CV 5.5%  AA4     1                                     0
             04
Littlefield  COM      537590  30    20,000 SH         SOLE          20,00
Corp                  101                                           0
Lodgian Inc  COM      54021P  134   55,000 SH         SOLE          55,00
                      106                                           0
Marvel       COM      57383M  1,29  207,13 SH         SOLE          207,1
Enterprises           108     5     8                               38
Metretek     COM      59159Q  4,05  600,00 SH         SOLE          600,0
Tech Inc              107     0     0                               00
Mountain     COM NEW  62426E  2,13  3,103, SH         SOLE          3,103
Prov Mng Inc          402     4     351                             ,351
NCS          SB DB    628874  2,79  19,303 SH         SOLE          19,30
Healthcare   CV       AC3     9                                     3
Inc          5.75%04
Penn Traffic COM NEW  707832  21,8  3,297, SH         SOLE          3,297
Co New                200     48    875                             ,875

Pinnacle     COM      723456  233   12,000 SH         SOLE          12,00
Entmt Inc             109                                           0
Read-Rite    SUB NT   755246  1,11  1,900  SH         SOLE          1,900
Corp         CONV     AB1     0
             10% 04
Rite Aid     COM      767754  66    10,000 SH         SOLE          10,00
Corp                  104                                           0
Seagram Ltd  COM      811850  376   6,400  SH         SOLE          6,400
                      106
Toronto      COM NEW  891160  591   25,000 SH         SOLE          25,00
Dominion BK           509                                           0
Ont
Trans World  COM      89336Q  146   12,000 SH         SOLE          12,00
Entmt Corp            100                                           0
Trikon       COM NEW  896187  10,5  557,19 SH         SOLE          557,1
Technologies          408     87    8                               98
Inc
WMS Inds Inc COM      929297  154   10,000 SH         SOLE          10,00
                      109                                           0
Waste Sys    COM NEW  94106P  9,53  5,450, SH         SOLE          5,450
Intl Inc              209     8     534                             ,534

World Access COM NEW  98141A  278   25,136 SH         SOLE          25,13
Inc                   101                                           6

Grand Total                   109,  16,337                          16,33
                              016   ,948                            7,948



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